UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312

13F File Number: 028-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Vince Small
Title:    Chief Financial Officer
Phone:    (610) 727-3720

Signature, Place and Date of Signing:


/s/ Vince Small                     Berwyn, PA                  August 7, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 84

Form 13F Information Table Value Total: $591,641
                                        (thousands)

List of Other Included Managers:

No.       Form 13F File Number          Name
---       --------------------          ----

(1)       028-10707                     Fairfield Redstone Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
Item 1                         Item 2           Item 3     Item 4        Item 5            Item 6          # 7          Item 8
                                                            VALUE   SHRS OR   SH/ PUT/   INVESTMENT       OTHR     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x1000)  PRN AMT   PRN CALL   DISCRETION       MNGR   SOLE SHARED    NONE
--------------                 --------------   -----      -------  -------   --- ----   ----------       ----   ---- ----      ----
ABBOTT LABS                    COM              002824100   6,078     113,500 SH         Shared-Defined    1     0      113,500  0
ALASKA COMMUNICATIONS SYS GR   COM              01167P101   5,796     365,900 SH         Shared-Defined    1     0      365,900  0
ALTRIA GROUP INC               COM              02209S103   7,295     104,000 SH         Shared-Defined    1     0      104,000  0
AMERICAN RAILCAR INDS INC      COM              02916P103   5,125     131,400 SH         Shared-Defined    1     0      131,400  0
AMERICAN TOWER CORP            CL A             029912201   5,670     135,000 SH         Shared-Defined    1     0      135,000  0
APPLIED MATLS INC              COM              038222105   8,673     436,500 SH         Shared-Defined    1     0      436,500  0
ARCHER DANIELS MIDLAND CO      COM              039483102  12,452     376,300 SH         Shared-Defined    1     0      376,300  0
AVOCENT CORP                   COM              053893103   4,595     158,400 SH         Shared-Defined    1     0      158,400  0
BALDOR ELEC CO                 COM              057741100   5,623     114,100 SH         Shared-Defined    1     0      114,100  0
BROOKS AUTOMATION INC          COM              114340102   6,583     362,700 SH         Shared-Defined    1     0      362,700  0
CABELAS INC                    COM              126804301   5,108     230,800 SH         Shared-Defined    1     0      230,800  0
CAMERON INTERNATIONAL CORP     COM              13342B105   7,276     101,800 SH         Shared-Defined    1     0      101,800  0
CAVIUM NETWORKS INC            COM              14965A101   5,965     263,700 SH         Shared-Defined    1     0      263,700  0
CB RICHARD ELLIS GROUP INC     CL A             12497T101   5,942     162,800 SH         Shared-Defined    1     0      162,800  0
CBEYOND INC                    COM              149847105   7,178     186,400 SH         Shared-Defined    1     0      186,400  0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109   6,280     166,400 SH         Shared-Defined    1     0      166,400  0
COMTECH TELECOMMUNICATIONS C   COM NEW          205826209   5,440     117,200 SH         Shared-Defined    1     0      117,200  0
COMVERGE INC                   COM              205859101   7,095     228,800 SH         Shared-Defined    1     0      228,800  0
CORE LABORATORIES N V          COM              N22717107   7,159      70,400 SH         Shared-Defined    1     0       70,400  0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407   5,491      87,000 SH         Shared-Defined    1     0       87,000  0
COVANTA HLDG CORP              COM              22282E102   6,374     258,600 SH         Shared-Defined    1     0      258,600  0
CRA INTL INC                   COM              12618T105   7,929     164,500 SH         Shared-Defined    1     0      164,500  0
CYPRESS SEMICONDUCTOR CORP     COM              232806109   7,441     319,500 SH         Shared-Defined    1     0      319,500  0
DAKTRONICS INC                 COM              234264109   4,397     204,700 SH         Shared-Defined    1     0      204,700  0
DEERE & CO                     COM              244199105   9,068      75,100 SH         Shared-Defined    1     0       75,100  0
DRS TECHNOLOGIES INC           COM              23330X100   8,018     140,000 SH         Shared-Defined    1     0      140,000  0
DYNEGY INC DEL                 CL A             26817G102   5,900     625,000 SH         Shared-Defined    1     0      625,000  0
EMCORE CORP                    COM              290846104   5,553   1,018,900 SH         Shared-Defined    1     0    1,018,900  0
EMULEX CORP                    COM NEW          292475209   4,209     192,700 SH         Shared-Defined    1     0      192,700  0
ENERGY CONVERSION DEVICES IN   COM              292659109   6,463     209,700 SH         Shared-Defined    1     0      209,700  0
EVERGREEN SOLAR INC            COM              30033R108   7,300     784,900 SH         Shared-Defined    1     0      784,900  0
FIRST SOLAR INC                COM              336433107   6,554      73,400 SH         Shared-Defined    1     0       73,400  0
FOUNDRY NETWORKS INC           COM              35063R100  14,046     843,100 SH         Shared-Defined    1     0      843,100  0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857   7,205      87,000 SH         Shared-Defined    1     0       87,000  0
FUEL SYS SOLUTIONS INC         COM              35952W103   4,029     243,000 SH         Shared-Defined    1     0      243,000  0
GAMESTOP CORP NEW              CL A             36467W109   5,826     149,000 SH         Shared-Defined    1     0      149,000  0
GENERAL DYNAMICS CORP          COM              369550108  10,450     133,600 SH         Shared-Defined    1     0      133,600  0
GENZYME CORP                   COM              372917104   6,756     104,900 SH         Shared-Defined    1     0      104,900  0
GIGAMEDIA LTD                  ORD              Y2711Y104   4,860     360,500 SH         Shared-Defined    1     0      360,500  0
GILEAD SCIENCES INC            COM              375558103   4,951     127,600 SH         Shared-Defined    1     0      127,600  0
GRANT PRIDECO INC              COM              38821G101   5,857     108,800 SH         Shared-Defined    1     0      108,800  0
HALLIBURTON CO                 COM              406216101   7,100     205,800 SH         Shared-Defined    1     0      205,800  0
HEXCEL CORP NEW                COM              428291108   4,884     231,800 SH         Shared-Defined    1     0      231,800  0
HURON CONSULTING GROUP INC     COM              447462102   5,476      75,000 SH         Shared-Defined    1     0       75,000  0
INFRASOURCE SVCS INC           COM              45684P102   7,939     214,000 SH         Shared-Defined    1     0      214,000  0
INSULET CORP                   COM              45784P101   4,247     299,100 SH         Shared-Defined    1     0      299,100  0
INTERMEC INC                   COM              458786100   7,816     308,800 SH         Shared-Defined    1     0      308,800  0
INTEROIL CORP                  COM              460951106   1,957     103,300 SH         Shared-Defined    1     0      103,300  0
KAYDON CORP                    COM              486587108   3,909      75,000 SH         Shared-Defined    1     0       75,000  0
KIRBY CORP                     COM              497266106   4,987     129,900 SH         Shared-Defined    1     0      129,900  0
LEAP WIRELESS INTL INC         COM NEW          521863308   5,138      60,800 SH         Shared-Defined    1     0       60,800  0
LUMINEX CORP DEL               COM              55027E102   5,757     467,700 SH         Shared-Defined    1     0      467,700  0
MCDERMOTT INTL INC             COM              580037109  10,033     120,700 SH         Shared-Defined    1     0      120,700  0
METROPCS COMMUNICATIONS INC    COM              591708102   4,787     144,900 SH         Shared-Defined    1     0      144,900  0
MONSANTO CO NEW                COM              61166W101   4,809      71,200 SH         Shared-Defined    1     0       71,200  0
MORTONS RESTAURANT GRP INC N   COM              619430101   3,490     192,700 SH         Shared-Defined    1     0      192,700  0
NATIONAL CINEMEDIA INC         COM              635309107   7,308     260,900 SH         Shared-Defined    1     0      260,900  0
NATUS MEDICAL INC DEL          COM              639050103   5,112     321,100 SH         Shared-Defined    1     0      321,100  0
NVIDIA CORP                    COM              67066G104   7,973     193,000 SH         Shared-Defined    1     0      193,000  0
OCEANEERING INTL INC           COM              675232102   7,475     142,000 SH         Shared-Defined    1     0      142,000  0
OMNICELL INC                   COM              68213N109   4,156     200,000 SH         Shared-Defined    1     0      200,000  0
OREXIGEN THERAPEUTICS INC      COM              686164104   2,218     147,700 SH         Shared-Defined    1     0      147,700  0
ORIGIN AGRITECH LIMITED        SHS              G67828106   3,703     448,900 SH         Shared-Defined    1     0      448,900  0
PHASE FORWARD INC              COM              71721R406   8,245     489,900 SH         Shared-Defined    1     0      489,900  0
POWER INTEGRATIONS INC         COM              739276103  11,698     446,500 SH         Shared-Defined    1     0      446,500  0
SHIRE PLC                      SPONSORED ADR    82481R106  14,700     198,300 SH         Shared-Defined    1     0      198,300  0
SPARTAN MTRS INC               COM              846819100   6,296     369,900 SH         Shared-Defined    1     0      369,900  0
SPIRIT AEROSYSTEMS  HLDGS INC  COM CL A         848574109   5,591     155,100 SH         Shared-Defined    1     0      155,100  0
ST JUDE MED INC                COM              790849103   7,111     171,400 SH         Shared-Defined    1     0      171,400  0
STERIS CORP                    COM              859152100   6,845     223,700 SH         Shared-Defined    1     0      223,700  0
SUNCOR ENERGY INC              COM              867229106   8,219      91,400 SH         Shared-Defined    1     0       91,400  0
SUNOCO INC                     COM              86764P109  12,247     153,700 SH         Shared-Defined    1     0      153,700  0
SUNPOWER CORP                  COM CL A         867652109   8,581     136,100 SH         Shared-Defined    1     0      136,100  0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104   9,898     271,400 SH         Shared-Defined    1     0      271,400  0
TASER INTL INC                 COM              87651B104  16,484   1,180,800 SH         Shared-Defined    1     0    1,180,800  0
TELUS CORP                     NON-VTG SHS      87971M202   6,251     106,100 SH         Shared-Defined    1     0      106,100  0
TETRA TECHNOLOGIES INC DEL     COM              88162F105   6,734     238,800 SH         Shared-Defined    1     0      238,800  0
TITAN INTL INC ILL             COM              88830M102   3,746     118,500 SH         Shared-Defined    1     0      118,500  0
TRANSOCEAN INC                 ORD              G90078109  11,393     107,500 SH         Shared-Defined    1     0      107,500  0
UNIVERSAL HLTH SVCS INC        CL B             913903100   6,458     105,000 SH         Shared-Defined    1     0      105,000  0
URBAN OUTFITTERS INC           COM              917047102   6,803     283,100 SH         Shared-Defined    1     0      283,100  0
VIASAT INC                     COM              92552V100  26,967     840,100 SH         Shared-Defined    1     0      840,100  0
WEATHERFORD INTERNATIONAL LT   COM              G95089101   6,082     110,100 SH         Shared-Defined    1     0      110,100  0
ZIMMER HLDGS INC               COM              98956P102   7,012      82,600 SH         Shared-Defined    1     0       82,600  0

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